DESCRIPTION OF BUSINESS AND ORGANIZATION - VIEs Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity
Cash	$ 98,434	¥ 685,277	¥ 1,087,258
Restricted cash	203,575	1,417,245	1,362,266
Accounts receivable, net	408	2,837	1,456
Advance to landlords	32,053	223,146	301,190
Prepayments and other current assets	91,444	636,618	265,794
Total current assets	425,914	2,965,123	3,155,228
Restricted cash	194,400	1,353,376	16,010
Property and equipment, net	454,988	3,167,537	1,989,630
Intangible asset, net	21,955	152,846	2,053
Deposits to landlords	87,402	608,475	414,754
Other non-current assets	58,994	410,703	251,936
Total non-current assets	867,648	6,040,392	2,674,383
Total assets	1,293,562	9,005,515	5,829,611
Short-term borrowings and current portion of long-term borrowings	654,193	4,554,362	2,890,842
Accounts payable	104,349	726,455	718,890
Rental payable	79,492	553,410	180,994
Advance from residents	140,244	976,348	279,534
Amount due to related parties*	1,629	11,343	10,343
Deposits from residents	86,954	605,356	287,304
Accrued expenses and other current liabilities	71,172	495,484	214,170
Total current liabilities	1,138,033	7,922,758	4,582,077
Long-term borrowings, excluding current portion	96,132	669,250	182,646
Other non-current liabilities	3,938	27,419	51,539
Total non-current liabilities	101,082	703,711	234,185
Total liabilities	$ 1,239,115	8,626,469	4,816,262
Elimination
Variable Interest Entity
Amount due to related parties*		2,278,681	1,117,088
VIEs
Variable Interest Entity
Short-term borrowings and current portion of long-term borrowings		1,798,880	2,890,842
Accounts payable		73,289	358,466
Rental payable		118,500	180,994
Advance from residents		331,996	279,534
Amount due to related parties*		11,343	10,343
Deposits from residents		221,646	287,304
Accrued expenses and other current liabilities		179,025	203,994
Long-term borrowings, excluding current portion		188,000	182,646
Other non-current liabilities		3,356	51,539
VIEs | Reportable Legal Entity
Variable Interest Entity
Cash		111,881	25,287
Restricted cash		91,012	139,581
Accounts receivable, net		208	1,456
Amounts due from related parties*		410,011	473,641
Advance to landlords		106,136	301,190
Prepayments and other current assets		485,765	258,269
Total current assets		1,205,013	1,199,424
Restricted cash			16,010
Property and equipment, net		815,507	1,989,630
Intangible asset, net		1,846	2,053
Deposits to landlords		224,701	414,754
Other non-current assets		169,965	251,936
Total non-current assets		1,212,019	2,674,383
Total assets		2,417,032	3,873,807
Short-term borrowings and current portion of long-term borrowings		1,798,880	2,890,842
Accounts payable		73,289	358,466
Rental payable		118,500	180,994
Advance from residents		331,996	279,534
Amount due to related parties*		2,290,024	1,127,431
Deposits from residents		221,646	287,304
Accrued expenses and other current liabilities		179,025	203,994
Total current liabilities		5,013,360	5,328,565
Long-term borrowings, excluding current portion		188,000	182,646
Other non-current liabilities		3,356	51,539
Total non-current liabilities		191,356	234,185
Total liabilities		¥ 5,204,716	¥ 5,562,750